EQ ADVISORS TRUSTSM

1290 VT Micro Cap Portfolio

1290 VT Small Cap Value Portfolio

1290 VT Socially Responsible Portfolio

SUPPLEMENT DATED FEBRUARY 13, 2023 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2022, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2022, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

Suzanne Henige and Amy Whitelaw of BlackRock Investment Management, LLC no longer serve as members of the team that is responsible for the securities selection, research, and trading for the 1290 VT Socially Responsible Portfolio and the Index Allocated Portions of the 1290 VT Micro Cap Portfolio and 1290 VT Small Cap Value Portfolio. All references to Suzanne Henige and Amy Whitelaw in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

With respect to each of the Portfolios listed at the top of this page, the section of the Summary Prospectus and Prospectus entitled “WHO MANAGES THE PORTFOLIO — Sub-Adviser: BlackRock Investment Management, LLC (“BlackRock” or the “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Peter Sietsema	Director of BlackRock, Inc.	February 2023

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — BlackRock Investment Management, LLC” is amended to include the following information:

Peter Sietsema, Director of BlackRock since 2012.

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